Pensions and Other Post-retirement Benefit Plans - Unfunded Amounts Recognized on Consolidated Balance Sheets (Detail) - Japan Pension Benefits [Member] - USD ($) $ in Millions	Jul. 01, 2016	Jul. 03, 2015
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ 0	$ 1
Non-current liabilities	114	45
Net amount recognized	$ 114	$ 46